Sterling Capital Funds
434 Fayetteville Street Mall
Fifth Floor
Raleigh, North Carolina 27601
February 3, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re:   Sterling Capital Funds (formerly BB&T Funds) (the “Trust”): File Nos. 33-49098 and 811-06719
Ladies and Gentlemen:
     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 28, 2011 and effective February 1, 2011:
     (i)     Prospectus, dated February 1, 2011, relating to the Class A Shares, Class B Shares and Class C Shares of Sterling Capital Funds;
     (ii)     Prospectus, dated February 1, 2011, relating to the Institutional Shares and Class R Shares of Sterling Capital Funds; and
     (iii)     Statement of Additional Information, dated February 1, 2011, relating to the Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares of Sterling Capital Funds.

STERLING CAPITAL FUNDS Registrant
/s/ E. G. Purcell, III
*E.G. Purcell, III
President

*By:	/s/ Alan G. Priest
Alan G. Priest, as Attorney-in-fact
pursuant to power of attorney filed previously